Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Earnings before income tax	$ 7,948	$ 8,187
Canadian statutory tax rate	23.88%	23.85%
Statutory tax	$ 1,898	$ 1,953
Add (deduct) the tax effect of:
Non-taxable component of capital (gains) losses	(49)	116
Share-based compensation and other permanent items	58	29
Assessments and adjustments	65	(123)
Impact of income tax rates and legislative changes		27
Foreign tax rate differential	91	146
Movement in unrecognized deferred income tax assets	(37)	29
Other	4	(6)
Total Income Tax Expense (Recovery)	$ 2,030	$ 2,171
Effective tax rate	25.50%	26.50%